Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale:
Amortized cost	$ 92,484	$ 100,774
Gross unrealized, Gain	404	1,859
Gross unrealized, Loss	6,266	794
Available-for-sale	86,622	101,839
Held-to-maturity:
Amortized cost	56,194	56,866
Gross unrealized, Gains	3	526
Gross unrealized, Losses	6,205	617
Securities held-to-maturity	49,992	56,775
Amortized cost, Total	148,678	157,640
Gross unrealized, Gain, Total	407	2,385
Gross unrealized, Losses, Total	12,471	1,411
Fair value, Total	136,614	158,614
Debt securities, available-for-sale, allowance for credit loss	1	10
AOCI, transfers from AFS to HTM Securities, gross unrealized gains	347	455
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	(179)	75
U.S. Treasury
Available-for-sale:
Amortized cost	32,103	28,966
Gross unrealized, Gain	93	771
Gross unrealized, Loss	2,663	328
Available-for-sale	29,533	29,409
Held-to-maturity:
Amortized cost	10,863	11,617
Gross unrealized, Gains	0	36
Gross unrealized, Losses	895	103
Securities held-to-maturity	9,968	11,550
Sovereign debt/sovereign guaranteed
Available-for-sale:
Amortized cost	10,906	13,367
Gross unrealized, Gain	5	79
Gross unrealized, Loss	547	67
Available-for-sale	10,364	13,379
Held-to-maturity:
Amortized cost	1,388	922
Gross unrealized, Gains	0	18
Gross unrealized, Losses	76	2
Securities held-to-maturity	1,312	938
Agency residential mortgage-backed securities (“RMBS”)
Available-for-sale:
Amortized cost		14,333
Gross unrealized, Gain		270
Gross unrealized, Loss		73
Available-for-sale		14,530
Held-to-maturity:
Amortized cost	34,188	36,167
Gross unrealized, Gains	1	428
Gross unrealized, Losses	4,229	388
Securities held-to-maturity	29,960	36,207
Agency residential mortgage-backed securities (“RMBS”) | Agency RMBS
Available-for-sale:
Amortized cost	9,388
Gross unrealized, Gain	113
Gross unrealized, Loss	544
Available-for-sale	8,957
Agency commercial mortgage-backed securities (“MBS”)
Available-for-sale:
Amortized cost	8,656	8,102
Gross unrealized, Gain	89	345
Gross unrealized, Loss	685	42
Available-for-sale	8,060	8,405
Held-to-maturity:
Amortized cost	4,014	4,068
Gross unrealized, Gains	0	41
Gross unrealized, Losses	411	52
Securities held-to-maturity	3,603	4,057
Supranational
Available-for-sale:
Amortized cost	8,129	7,599
Gross unrealized, Gain	4	24
Gross unrealized, Loss	399	50
Available-for-sale	7,734	7,573
Held-to-maturity:
Amortized cost	443	54
Gross unrealized, Gains	0	0
Gross unrealized, Losses	25	0
Securities held-to-maturity	418	54
Foreign covered bonds
Available-for-sale:
Amortized cost	6,041	6,236
Gross unrealized, Gain	3	25
Gross unrealized, Loss	286	23
Available-for-sale	5,758	6,238
Held-to-maturity:
Amortized cost	66
Collateralized loan obligations (“CLOs”)
Available-for-sale:
Amortized cost	5,446	4,441
Gross unrealized, Gain	1	3
Gross unrealized, Loss	104	5
Available-for-sale	5,343	4,439
Held-to-maturity:
Amortized cost	983	983
Gross unrealized, Gains	0	0
Gross unrealized, Losses	26	1
Securities held-to-maturity	957	982
Non-agency commercial MBS
Available-for-sale:
Amortized cost	3,334	3,083
Gross unrealized, Gain	0	65
Gross unrealized, Loss	357	23
Available-for-sale	2,977	3,125
Foreign government agencies
Available-for-sale:
Amortized cost	2,363	2,694
Gross unrealized, Gain	1	9
Gross unrealized, Loss	123	17
Available-for-sale	2,241	2,686
Held-to-maturity:
Amortized cost	66
Gross unrealized, Gains	0
Gross unrealized, Losses	6
Securities held-to-maturity	60
U.S. government agencies
Available-for-sale:
Amortized cost	2,465	2,464
Gross unrealized, Gain	52	99
Gross unrealized, Loss	223	27
Available-for-sale	2,294	2,536
Held-to-maturity:
Amortized cost	4,206	2,998
Gross unrealized, Gains	0	0
Gross unrealized, Losses	534	71
Securities held-to-maturity	3,672	2,927
Non-agency RMBS
Available-for-sale:
Amortized cost	2,197	2,641
Gross unrealized, Gain	43	132
Gross unrealized, Loss	211	25
Available-for-sale	2,029	2,748
Held-to-maturity:
Amortized cost	30	43
Gross unrealized, Gains	2	2
Gross unrealized, Losses	1	0
Securities held-to-maturity	31	45
Other ABS
Available-for-sale:
Amortized cost	1,443	2,205
Gross unrealized, Gain	0	7
Gross unrealized, Loss	124	22
Available-for-sale	1,319	2,190
State and political subdivisions
Available-for-sale:
Amortized cost	12	2,543
Gross unrealized, Gain	0	11
Gross unrealized, Loss	0	40
Available-for-sale	12	2,514
Held-to-maturity:
Amortized cost	13	14
Gross unrealized, Gains	0	1
Gross unrealized, Losses	2	0
Securities held-to-maturity	11	15
Corporate bonds
Available-for-sale:
Amortized cost		2,099
Gross unrealized, Gain		19
Gross unrealized, Loss		52
Available-for-sale		2,066
Other debt securities
Available-for-sale:
Amortized cost	1	1
Gross unrealized, Gain	0	0
Gross unrealized, Loss	0	0
Available-for-sale	$ 1	$ 1